Capital and reserves - Summary of issued capital (Parenthetical) (Detail) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Jul. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Jan. 01, 2022 shares
Disclosure Of Issued Capital [Line Items]
Proceeds from issuance of shares to initial public offering	$ 443,000,000	¥ 3,149,300
Convertible non-redeemable preferred stock converted ordinary shares	210,072,039	210,072,039
Par value per share | $ / shares			$ 0.00001
Convertible RedeemablePreferred Share ConvertedOrdinary Shares	334,309,270	334,309,270
Ordinary shares [member]
Disclosure Of Issued Capital [Line Items]
Number of issued shares	85,263,652	85,263,652	80,544,159		1,763,689	1,763,689	1,892,780	1,892,780	106,850,470
Issued capital					$ 6,000,000	¥ 42,500	$ 2,000,000	¥ 13,400
Par value per share | $ / shares			$ 0.00001	$ 4.53
Golden Shares [member]
Disclosure Of Issued Capital [Line Items]
Number of issued shares									50
Non redeemable preferred shares [member]
Disclosure Of Issued Capital [Line Items]
Number of issued shares									205,671,810
Series Seed-1 Preferred Shares [member]
Disclosure Of Issued Capital [Line Items]
Number of issued shares									65,403,460
Series Seed-2 Preferred Shares [member]
Disclosure Of Issued Capital [Line Items]
Number of issued shares									52,959,930
Series A Preferred Shares [member]
Disclosure Of Issued Capital [Line Items]
Number of issued shares					4,400,229	4,400,229			87,308,420
Issued capital					$ 4,400	¥ 31